As filed with the Securities and Exchange Commission on October 11, 2002

                                       1933 Act Registration No.: 333-61592
                                       1940 Act Registration No.: 811-05721
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [_]

                       POST-EFFECTIVE AMENDMENT NO. 2              [X]

                                       AND

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]

                              AMENDMENT NO. 50                         [X]

                   LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                            (Exact Name of Registrant)

                            American Legacy III View

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (260)455-2000

                          Elizabeth A. Frederick, Esq.
                   The Lincoln National Life Insurance Company
                               1300 S. Clinton St.
                              Post Office Box 1110
                             Fort Wayne, Indiana 46801
                     (Name and Address of Agent for Service)

                                   Copy to:

                                 Mary Jo Ardington, Esq.
                  The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ] on May 1, 2002 pursuant to paragraph (b).

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485.

[_] on _____________ pursuant to paragraph (a) (1) of Rule 485.

                      Title of securities being registered:
   Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                   The Lincoln National Life Insurance Company
                   Lincoln National Variable Annuity Account H

                            American Legacy III View
                       Supplement dated October 11, 2002
                       to the Prospectus dated May 1, 2002


Please keep this Supplement with your current American Legacy III View Prospectus and retain it for reference. The changes discussed in this Supplement modify the descriptions of the I-4Life(SM) Advantage as set forth in your May 1, 2002 Prospectus.

All references to I-4Life(SM) Advantage have been changed to i4LIFE(SM)
Advantage.

Death Benefit

The i4LIFE(SM) Advantage Guarantee of Principal death benefit has been replaced by the i4LIFE(SM) Advantage Account Value death benefit. Please disregard all references to the i4LIFE(SM) Advantage Guarantee of Principal death benefit.

Accordingly, the Death Benefit sections under i4LIFE(SM) Advantage (IRA Annuity Contracts only) and i4LIFE(SM) Advantage (Non-Qualified Annuity Contracts only) are revised as follows:

For IRA annuity contracts only, during the Access Period, i4LIFE(SM) Advantage provides one death benefit option: the i4LIFE(SM) Advantage Account Value death benefit. The i4LIFE(SM) Advantage Enhanced Guaranteed Minimum Death Benefit (EGMDB) is no longer available for IRA annuity contracts. IRA annuity contractowners should disregard all references to the i4LIFE(SM) Advantage EGMDB.

For non-qualified annuity contracts only, during the Access Period, i4LIFE(SM) Advantage provides two death benefit options: (1) the i4LIFE(SM) Advantage Account Value death benefit; and (2) the i4LIFE(SM) Advantage EGMDB.

The i4LIFE(SM) Advantage Account Value death benefit is available for an annual charge of 1.95% of the net asset value of the Account Value in the VAA. The i4LIFE(SM) Advantage Account Value death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the death claim. You may not change this death benefit once it is elected.

For non-qualified annuity contracts only, if you elect the i4LIFE(SM) Advantage EGMDB and later discontinue this option during the Access Period, your death benefit will be the i4LIFE(SM) Advantage Account Value death benefit. Once the change is effective, you may not elect to return to the i4LIFE(SM) Advantage EGMDB.

In addition, for non-qualified annuity contracts only, Lincoln Life has reduced the charge for the i4LIFE(SM) Advantage EGMDB to an annual rate of 2.15% of the net asset value of the Account Value in the VAA.

Guaranteed Income Benefit

A Guaranteed Income Benefit option is currently available if you elect i4LIFE(SM) Advantage for an annual charge of 2.45% of the net asset value of the Account Value in the VAA (if the i4LIFE(SM) Advantage Account Value death benefit is elected) or 2.65% if the i4LIFE(SM) Advantage EGMDB is elected (for non-qualified contracts only). The Guaranteed Income Benefit must be elected at the time i4LIFE(SM) Advantage is elected and will begin at the time i4LIFE(SM) Advantage begins.

If the Guaranteed Income Benefit is in effect, your regular income payments will never be less than a guaranteed minimum amount, regardless of the actual investment performance of your contract. The Guaranteed Income Benefit is equal to the lesser of:

     a. 80% of the highest regular income payment made on any previous Periodic Income Commencement Date anniversary (including the initial Periodic Income Commencement Date) prior to the 81st birthday of the annuitant (the Periodic Income Commencement Date is the valuation date on which the first regular income payment was calculated); or

     b. the Guaranteed Income Benefit Limit which is 160% of the initial regular income payment.

The Guaranteed Income Benefit and the Guaranteed Income Benefit Limit are each reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. Additional withdrawals from Account Value will also reduce your death benefit.

A payment equal to the Guaranteed Income Benefit is the minimum payment you will receive. If your regular income payment would otherwise be less than the Guaranteed Income Benefit because of a declining market, the Account Value will be reduced by the additional amount needed so that you receive at least the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end. Reducing the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and may reduce the value of your death benefit. After the Access Period ends, Lincoln Life will continue to pay the Guaranteed Income Benefit for the remainder of the annuitant's (or other person used to determine the regular income payments) life. Depending on market performance, it is possible that the Guaranteed Income Benefit will never come into effect.

If you select this Guaranteed Income Benefit, certain restrictions apply to your contract:

     1. A 4% assumed interest rate (AIR) will be used to calculate the regular income payments.
     2. You must choose an Access Period of at least 15 years to receive the Guaranteed Income Benefit.
     3. The fixed account will not be available with the Guaranteed Income Benefit.
     4. Only certain combinations of subaccounts, in specific percentages, are available if you elect the Guaranteed Income Benefit. Not all of the subaccounts in your contract are included in the combinations. Lincoln Life currently provides one subaccount combination. You can only choose the combination, not the subaccounts. For example, one combination could include 33% in a large cap fund, 7% in a mid cap fund, 3% in a small cap fund, 17% in an international fund and 40% in a U.S. bond fund. These combinations are not designed to achieve any particular investment objective or strategy or to provide the highest potential returns. Lincoln Life is not providing any contractowner with investment advice by providing these combinations. You should discuss with your registered representative which combination, if any, is suitable for you. These subaccount combinations may invest in funds affiliated with Lincoln Life, and Lincoln Life may receive compensation or other fees from these funds.
     5. Your Account Value will be rebalanced each calendar quarter to maintain the subaccounts in their original percentages. If you change the percentages of the subaccounts or transfer all or a portion of your Account Value out of these subaccounts, you will lose the Guaranteed Income Benefit. However, once every 12 months, you may transfer your entire Account Value to another one of the then currently available subaccount combinations.
     6. The subaccount combinations may be modified in the future by Lincoln Life in its sole discretion. We may change the percentages of Account Value allocated to the subaccounts or we may require that you invest in a different subaccount combination. You will be notified at least fourteen days prior to the valuation date the change will occur, and you will have the opportunity to move to another then available Lincoln Life subaccount combination if you desire. If you decide to move out of the selected subaccount combination other than as provided, your Guaranteed Income Benefit will terminate. Lincoln Life may make such modifications at any time when Lincoln Life believes modifications to the subaccount combinations may reduce current or future Lincoln Life costs under the contract.
     7. A change to the Access Period (in IRA contracts) will terminate the Guaranteed Income Benefit.
     8. There is no guarantee that this Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time.

The Guaranteed Income Benefit option may be terminated by the contractowner upon notice to Lincoln Life. Termination will be effective upon the next Periodic Income Commencement Date anniversary, and your annual charge will be reduced to 1.95% of the net asset value of the Account Value in the VAA if the i4LIFE(SM) Advantage Account Value death benefit is selected or 2.15% of the net asset value if the i4LIFE(SM) Advantage EGMDB death benefit (Note: non-qualified only) is selected. The Guaranteed Income Benefit option also terminates upon the death of the annuitant (or last death of the annuitant or other measuring life) or termination of i4LIFE(SM) Advantage.

Check with your registered representative as to the availability of i4LIFE(SM) Advantage. Once i4LIFE(SM) Advantage is available, the Income4Life(R) Solution will no longer be offered.

                                     PART A

Prospectus for American Legacy III View variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61592) filed on April 16, 2002.

                   The Lincoln National Life Insurance Company
                   Lincoln National Variable Annuity Account H

                            American Legacy III View
                       Supplement dated October 11, 2002
          to the Statement of Additional Information dated May 1, 2002


Please keep this Supplement with your current American Legacy III View Statement of Additional Information and retain it for reference. The changes discussed in this Supplement modify the descriptions of the I-4Life(SM) Advantage as set forth in your May 1, 2002 Statement of Additional Information.

All references to I-4Life(SM) Advantage have been changed to i4LIFE(SM)
Advantage.

     In the Calculation of investment results section, a third Standard Performance chart has been added to reflect performance data assuming the i4LIFE(SM) Advantage option is in effect, as follows:

D. Standard Performance Data (assuming the i4LIFE(SM) Advantage is in effect):

Period Ending December 31, 2001

                                                                   10 Years or Since
                                            1-Year     5-Years     Inception
--------------------------------------------------------------------------------------
Global Discovery Subaccount                   N/A       N/A         N/A
(as if subaccount commenced 7/5/01)
Global Growth Subaccount                    (22.5)%     N/A         8.4%
(as if subaccount commenced 4/30/97)
Global Small Capitalization Subaccount      (21.1)      N/A         6.5
(as if subaccount commenced 4/30/98)
Growth Subaccount                           (26.3)     15.6%       13.3
(as if subaccount commenced 8/1/89)
International Subaccount                    (28.0)     (4.8)        7.0
(as if subaccount commenced 5/1/90)
New World Subaccount                        (12.7)      N/A        (4.7)
(as if subaccount commenced 6/17/99)
Blue Chip Income & Growth Subaccount          N/A       N/A         N/A
(as if subaccount commenced 7/5/01)
Growth-Income Subaccount                     (6.1)      9.8        10.4
(as if subaccount commenced 8/1/89)
Asset Allocation Subaccount                  (8.1)      5.9         7.5
(as if subaccount commenced 8/1/89)
High-Income Bond Subaccount                  (1.1)      1.6         4.6
(as if subaccount commenced 8/1/89)
Bond Subaccount                              (0.7)      3.1         3.1
(as if subaccount commenced 1/2/96)
U.S. Gov't/AAA Subaccount                    (1.8)      3.9         3.6
(as if subaccount commenced 8/1/89)
Cash Management Subaccount                   (5.3)      2.0         1.5
(as if subaccount commenced 8/1/89)

The performance figures shown reflect the cost of the i4LIFE(SM) Advantage with the Guaranteed Income Benefit and the EGMDB death benefit.

In addition, a fourth Non-Standard Performance chart has been added to reflect performance data assuming the i4LIFE(SM) Advantage option is in effect, as follows:

D. Non-Standard Performance Data (assuming the i4LIFE(SM) Advantage is in effect):

Period Ending December 31, 2001



                                             YTD        1 Year     3 Year   5 Year   10 Year   Lifetime
-------------------------------------------------------------------------------------------------------
Global Discovery Subaccount                    N/A        N/A       N/A      N/A      N/A      (7.9)%
(as if subaccount commenced 7/5/01)
Global Growth Subaccount                     (16.5)%    (16.5)%     2.9%     N/A      N/A       8.4
(as if subaccount commenced 4/30/97)
Global Small Capitalization Subaccount       (15.1)     (15.1)      8.7      N/A      N/A       7.2
(as if subaccount commenced 4/30/98)
Growth Subaccount                            (20.3)     (20.3)      7.5     15.6%    13.3%     13.2
(as if subaccount commenced 2/8/84)
International Subaccount                     (22.0)     (22.0)      0.5      4.8      7.0       6.1
(as if subaccount commenced 5/1/90)
New World Subaccount                          (6.7)      (6.7)      N/A      N/A      N/A      (3.0)
(as if subaccount commenced 6/17/99)
Blue Chip Income & Growth Subaccount           N/A        N/A       N/A      N/A      N/A      (6.6)
(as if subaccount commenced 7/5/01)
Growth-Income Subaccount                      (0.1)      (0.1)      4.4      9.8     10.4      11.3
(as if subaccount commenced 2/8/84)
Asset Allocation Subaccount                   (2.1)      (2.1)      1.2      5.9      7.5       7.2
(as if subaccount commenced 8/1/89)
High-Income Bond Subaccount                    4.9        4.9       0.5      1.6      4.6       7.3
(as if subaccount commenced 2/8/84)
Bond Subaccount                                5.3        5.3       2.5      3.1      N/A       3.1
(as if subaccount commenced 1/2/96)
U.S. Gov't/AAA Subaccount                      4.2        4.2       3.0      3.9      3.6       4.7
(as if subaccount commenced 12/2/85)
Cash Management Subaccount                     0.7        0.7       1.8      2.0      1.5       2.6
(as if subaccount commenced 2/8/84)

The performance figures shown reflect the cost of the i4LIFE(SM) Advantage with the Guaranteed Income Benefit and the EGMDB death benefit.

Financial statements

The following information is an update to the December 31, 2001 statutory-basis financial statements of Lincoln Life which appear in the SAI date May 1, 2002.

Reinsurance Contingencies

On December 7, 2001, Swiss Re Life & Health America, Inc. ("Swiss Re") acquired LNC's reinsurance operation for $2.0 billion. After giving affect to the increased levels of capital needed within the Life Insurance and Lincoln Retirement segments that result from the change in the ongoing mix of business under LNC's internal capital allocation models, the disposition of LNC's reinsurance operation has freed-up approximately $100 million of capital. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised the LNC's reinsurance operation. Two of the stock companies sold, Lincoln National Health & Casualty Insurance Company and Lincoln National Reassurance Company, were wholly-owned subsidiaries of The Lincoln National Life Insurance Company ("Company"). As a result, and because a significant amount of the reinsurance business subject to the indemnity reinsurance transactions was written through the Company, the Company received $1.84 billion of the $2.0 billion proceeds and retained approximately $250.0 million of the statutory capital.

A pre-tax loss of $12.5 million was recognized by the Company on the sale of the subsidiaries. A statutory gain of $1.5 billion was generated under the indemnity reinsurance agreements. This gain was reported as a direct adjustment to unassigned surplus (net of related income taxes) and recognition of the surplus increase as income will be reported on a net-of-tax basis as earnings emerge from the business reinsured, in accordance with the requirements of Statement on Statutory Accounting Principles No. 61, LIFE, DEPOSIT-TYPE, AND ACCIDENT AND HEALTH REINSURANCE. As of June 30, 2002, the Company recognized as income $37.2 million of the gain.

LNC and Swiss Re have not agreed upon the final closing financial statements associated with the December 7, 2001 transactions. There are currently disputed matters of approximately $500.0 million, which relate primarily to personal accident business reserves and recoverables. LNC's ongoing indemnification to Swiss Re on the underlying reinsurance business is limited to the personal accident business. Pursuant to the purchase agreement, LNC's exposure is capped at $100.0 million for net future payments under the personal accident programs in excess of $148.0 million, which represents the personal accident liabilities, net of the assets held for reinsurance recoverable at December 31, 2000. Up to $200.0 million of net payments in excess of the net liabilities will be shared on a 50/50 basis between LNC and Swiss Re. LNC has no continuing indemnification risk to Swiss Re on other reinsurance lines of business.

Additional matters totaling approximately $270 million have been raised by Swiss Re which if sustained as asserted would effectively result in a transfer of assets from LNC without an assumption of the related liabilities by Swiss Re. LNC and Swiss Re are continuing to discuss a variety of means for resolving the total of approximately $770 million of disputed matters, including potential approaches for settlement. At this point, LNC and Swiss Re differ on whether the disputed matters should be decided by a very narrow dispute resolution process set forth in the contract or by litigation. On April 24, 2002, Swiss Re filed a legal action intended to compel LNC to submit a number of disputed matters to this dispute resolution process. LNC contends that such dispute resolution process is not an appropriate approach for resolution of certain of these disputed matters. If the parties are unable to reach agreement, and these matters are resolved by either the contractual dispute resolution process or litigation, the timetable for an ultimate resolution of these matters may remain uncertain for some time.

Upon reaching agreement as to the final closing financial statements, it is possible that the Company could record adjustments to the realized loss on the sale of subsidiaries, to net income, or to the amount of gain reported as a direct adjustment to unassigned surplus. Another aspect of a potential dispute resolution could result in LNC and the Company agreeing to transfer assets to Swiss Re until the adequacy of certain reserves and related recoverables can be determined. In that event, LNC and the Company's future investment income would be reduced to the extent that any such dispute resolution would result in Swiss Re's retention of the related investment income during the time frame that Swiss Re would hold the invested assets. While uncertainty exists as to how these disputed matters will finally be resolved, at the present time the Company believes the amounts reported within the Company's statutory-basis financial statements represent the best estimate of the ultimate outcome of Swiss Re's acquisition of the Company's reinsurance business.

                                     PART B

Statement of Additional Information for American Legacy III View variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61592) filed on April 16, 2002.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C - OTHER INFORMATION


Item 24.   Financial Statements


  (a) List of Financial Statements


      1. Part A The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61592) filed on April 16, 2002.


      2. Part B The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61592) filed on April 16, 2002:

         Statement of Assets and Liabilities-December 31, 2001

         Statement of Operations-Year ended December 31, 2001

         Statements of Changes in Net Assets-Years ended December 31, 2001 and
          2000

         Notes to Financial Statements-December 31, 2001

         Report of Ernst & Young LLP, Independent Auditors

      3. Part B The following statutory-basis financial statements of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61592) filed on April 16, 2002:


         Balance Sheets--Statutory-Basis--December 31, 2001 and 2000

         Statements of Operations--Statutory-Basis--Years ended December 31,
          2001, 2000 and 1999

         Statements of Changes in Capital and Surplus--Statutory-Basis--Years ended December 31, 2001, 2000 and 1999

         Statements of Cash Flow--Statutory-Basis--Years ended December 31,
          2001, 2000 and 1999

         Notes to Statutory-Basis Financial Statements--December 31, 2001

         Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

                (b)  List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 33-27783) filed on December 5, 1996.

(2)     None.

(3) (a) Principal Underwriting Agreement among The Lincoln National Life Insurance Company and American Funds Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 33-27783) filed on March 31, 1997.

    (b) Amendment to Principal Underwriting Agreement incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-18419) filed on March 27, 1998.

    (c) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-18419) filed on March 27, 1998.

    (d) Amendment dated October 15, 1999 to Principal Underwriting Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

    (e) Amendment dated September 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

    (f) Amendment dated February 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

    (g) Amendment dated July 20, 2000 to Principal Underwriting Agreement incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-63505) filed on April 10, 2001.

    (h) Selling Group Agreement dated November 2000 incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-63505) filed on April 10, 2001.

(4) (a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

     b) Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61592) filed on April 16, 2002.

     c) Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61592) filed on April 16, 2002.

     d) Annuity Payment Option Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

     e) Fixed Account Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-61592) filed on August 23, 2001.

     f) DCA Fixed Account Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-61592) filed on August 23, 2001.

     g) Enhanced Guaranteed Minimum Death Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

     h) Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

     i) Variable Annuity Income Rider (I4LA-NQ).

    (j) Variable Annuity Income Rider I4LA-Q).

(5) Application incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61592) filed on April 16, 2002.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998

    (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.


(7)     Not applicable.

(8) (a) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement of Lincoln National Growth & Income Fund, on Form N-1A, Amendment No. 21 (File No. 2-80741) filed on April 10, 2000.

    (b) Amendment dated January 3, 2001 to Service Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

    (c) Participation Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

    (d) Amendment to Participation Agreement, incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

    (e) Amendment dated October 15, 1999 to Participation Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

(9) Opinion and consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

(10)    Consent of Ernst & Young LLP, Independent Auditors.

(11)    Not applicable.

(12)    Not applicable.

(13) Schedule for Computation of Performance Quotations incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

(14)    Not applicable

(15) Organizational Chart of the Lincoln National Insurance Holding Company System is incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-92298) filed on October 8, 2002.

(16)(a) Power of Attorney incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

    (b) Power of Attorney - Barbara Kowalczyk incorporated herein by reference to Post-Effective No. 6 (File No. 333-18419) filed on April 9, 2002.

Item 25.
                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                     Positions and Offices with LNL
----                     ------------------------------

Jon A. Boscia**          President and Director


Lorry J. Stensrud*       Chief Executive Officer of Annuities, Executive Vice
                         President, and Director

John H. Gotta***         Chief Executive Officer of Life Insurance, Executive
                         Vice President, and Director

Gary W. Parker***        Senior Vice President

See Yeng Quek*****       Chief Investment Officer and Director

Cynthia A. Rose*         Secretary and Assistant Vice President

Barbara S. Kowalczyk**   Director

Eldon J. Summers*        Second Vice President and Treasurer

Richard C. Vaughan**     Director

Elizabeth Frederick*     Senior Vice President and General Counsel

Janet Chrzan*            Senior Vice President, Chief Financial Officer and
                         Director

Diane Dillman*           Director of Annuities Compliance

Christine Frederick***   Director of Life Compliance


*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
**Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112.
***Principal business address is 350 Church Street, Hartford, CT 06103 ****Principal business address is One Commerce Square, 2005 Market Street 39th floor, Philadelphia, PA 19103-3682.

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT


     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System is incorporated herein by reference.

Item 27.
                         NUMBER OF CONTRACTOWNERS


     As of August 31, 2002, there were 275,522 (variable and fixed) Contract Owners under Account H.


Item 28.                         Indemnification

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

Lincoln National Variable Annuity Account E, Lincoln Life Flexible Premium Variable Life Accounts F, J and Y (all registered as investment companies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51, and 52.


     (b)              (1)                                       (2)
        Name and Principal                      Positions and Offices
         Business Address                        with Underwriter
        ------------------                      ---------------------

        David L. Abzug                          Vice President
        P.O. Box 2248
        Agoura Hills, CA 91376

        John A. Agar                            Vice President
        P.O. Box 7326
        Little Rock, AR 72217


        Robert B. Aprison                       Vice President
        2983 Bryn Wood Drive
        Madison, WI  53711

     L  William W. Bagnard                      Vice President


        Steven L. Barnes                        Senior Vice President
        7490 Clubhouse Road, Suite 100
        Boulder, CO 80301

     L  Nancy J. Batlin                         Vice President


     B  Carl R. Bauer                           Vice President

        Michelle A. Bergeron                    Senior Vice President
        4160 Gateswalk Drive
        Smyrna, GA 30080

        J. Walter Best, Jr.                     Regional Vice President
        9013 N. Brentmeade Blvd.
        Brentwood, TN 37027

        Joseph T. Blair                         Senior Vice President
        P.O.Box 3529
        148 E. Shore Ave.
        Groton Long Point, CT 06340

(b)                 (1)                                       (2)
     Name and Principal                       Positions and Offices
     Business Address                         with Underwriter
     ------------------                       ---------------------

     John A. Blanchard                        Vice President
     576 Somerset Lane
     Northfield, IL 60093


     Ian B. Bodell                            Senior Vice President
     P.O. Box 1665
     Brentwood, TN 37024-1665

     Mick L. Brethower                        Senior Vice President
     601 E. Whitestone Blvd.
     Building 6, Suite 115
     Cedar Park, TX 78613

     C. Alan Brown                            Vice President
     4129 Laclede Avenue
     St. Louis, MO  63108


L    Sheryl M. Burford                        Assistant Vice President


B    J. Peter Burns                           Vice President

     Cody Callaway                            Regional Vice President
     803 South Desert Palm Place
     Broken Arrow, OK 74012

     Matthew Carlisle                         Regional Vice President
     4500 Fairvista Drive
     Charlotte, NC 28269

     Damian F. Carroll                        Regional Vice President
     40 Ten Acre Road
     New Britain, CT 06052

     Brian C. Casey                           Vice President
     8002 Greentree Road
     Bethesda, MD 20817


     Victor C. Cassato                        Senior Vice President
     609 W. Littleton Blvd., Suite 310
     Littleton, CO 80120

     Christopher J. Cassin                    Senior Vice President
     19 North Grant Street
     Hinsdale, IL 60521

     Denise M. Cassin                         Vice President
     1301 Stoney Creek Drive
     San Ramon, CA 94538

L    David D. Charlton                        Senior Vice President

L    Larry P. Clemmensen                      Director

L    Kevin G. Clifford                        Director, President and Co-Chief
                                              Executive Officer

H    Cheri Coleman                            Vice President


     Ruth M. Collier                          Senior Vice President
     106 Central Park South, #10K
     New York, NY 10019

S    David Coolbaugh                           Vice President

(b)                (1)                                         (2)
     Name and Principal                       Positions and Offices
     Business Address                         with Underwriter
     ---------------------                    ---------------------

H    Carlo O. Cordasco                        Regional Vice President
     101 Five Forks Lane
     Hampton, VA 23669

H    Josie Cortez                             Assistant Vice President

     Thomas E. Cournoyer                      Vice President
     2333 Granada Boulevard
     Coral Gables, FL 33134


L    Michael D. Cravotta                      Assistant Vice President


     Joseph G. Cronin                         Regional Vice President
     1281 Fiore
     Lake Forest, IL 60045


     William Daugherty                        Regional Vice President
     1216 Highlander Way
     Mechanicsburg, PA 17050

     Guy E. Decker                            Regional Vice President
     2990 Topaz Lane
     Carmel, IN  46032

     Daniel J. Delianedis                     Vice President
     Edina Executive Plaza
     5200 Willson Road, Suite 150
     Edina, MN 55424

     James A. DePerno, Jr.                    Regional Vice President
     91 Church Street
     East Aurora, NY 14052

L    Bruce De Priester                        Senior Vice President

L    Diane M. Dexter                          Assistant Vice President

     Tom Dickson                              Regional Vice President
     108 Wilmington Court
     Southlake, TX 76092

     Michael A. Dilella                       Vice President
     P.O. Box 661
     Ramsey, NJ 07446

     G. Michael Dill                          Senior Vice President
     505 E. Main Street
     Jenks, OK 74037

     Kirk D. Dodge                            Senior Vice President
     2627 Mission Street
     San Marino, CA 91108

     Peter J. Doran                           Director, Executive Vice President
     100 Merrick Road, Suite 216W
     Rockville Centre, NY 11570

L    Michael J. Downer                        Secretary

     Michael J. Dullaghan                     Regional Vice President
     5040 Plantation Grove Lane
     Roanoke, VA 24012

S    J. Steven Duncan                         Senior Vice President

     Robert W. Durbin                         Vice President
     74 Sunny Lane
     Tiffin, OH 44883

I    Lloyd G. Edwards                         Senior Vice President

     Timothy L. Ellis                         Regional Vice President
     1441 Canton Mart Road, Suite 9
     Jackson, MS 39211

L    Charles L. Freadhoff                     Vice President

     John Fodor                               Senior Vice President
     15 Latisquama Road
     Southborough, MA 01772

     Daniel B. Frick                          Regional Vice President
     845 Western Avenue
     Glen Ellyn, IL 60137

(b)               (1)                                     (2)
   Name and Principal                   Positions and Offices
    Business Address                     with Underwriter
   ------------------                  ----------------------

   Clyde E. Gardner                    Senior Vice President
   Route 2, Box 3162
   Osage Beach, MO 65065

L  Linda S. Gardner                    Vice President

B  Lori Giacomini                      Assistant Vice President

B  Evelyn K. Glassford                 Vice President

   Jack E. Goldin                      Regional Vice President
   7995 Northwest 20th Street
   Pembroke Pines, FL 33024

   Jeffrey J. Greiner                  Vice President
   12210 Taylor Road
   Plain City, OH 43064

L  Paul G. Haaga, Jr.                  Director

B  Mariellen Hamann                    Vice President

   Derek S. Hansen                     Regional Vice President
   13033 Ridgedale Drive, #147
   Minnetonka, MN 55305

   David E. Harper                     Senior Vice President
   150 Old Franklin School Road
   Pittstown, NJ 08867


H  Mary Pat Harris                     Vice President

   Robert J. Hartig, Jr.               Regional Vice President
   8504 Scenic View Drive, Apt. 103
   Fishers, IN 46038

   Steve J. Hipsley                    Regional Vice President
   14 Dyer Switch Road
   Saratoga Springs, NY 12866

L  Russell K. Holliday                 Vice President

L  Kevin B. Hughes                     Assistant Vice President

   Ronald R. Hulsey                    Senior Vice President
   6202 Liano
   Dallas, TX 75214

   Robert S. Irish                     Vice President
   1225 Vista Del Mar Drive
   Delray Beach, FL 33483

   Michael J. Johnston                 Director
   630 Fifth Ave., 36th Floor
   New York, NY 10111

B  Damien M. Jordan                    Senior Vice President

   John P. Keating                     Regional Vice President
   2285 Eagle Harbor Parkway
   Orange Park, FL 32003

L  Benjamin M. Kemper                  Vice President

L  Maria Khader                        Assistant Vice President

   Dorothy Klock                       Vice President
   555 Madison Avenue, 29th Floor
   New York, NY 10022

L  Edward K. Klodt                     Vice President

H  Dianne L. Koske                     Assistant Vice President
   122 Clydesdale Court
   Hampton, VA 23666

B  Elizabeth K. Koster                 Assistant Vice President

   R. Andrew LeBlanc                   Regional Vice President
   78 Eton Road
   Garden City, NY 11530

(b)                (1)                                    (2)
    Name and Principal                  Positions and Offices
     Business Address                      with Underwriter
    ------------------                  ---------------------

B   Karl A. Lewis                       Vice President

    T. Blake Liberty                    Vice President
    5506 East Mineral Lane
    Littleton, CO 80122

    Mark J. Lien                        Regional Vice President
    1103 Tulip Tree Lane
    West Des Moines, IA 50266

L   Lorin E. Liesy                      Vice President

I   Kelle Lindenberg                    Assistant Vice President

    Louis K. Linquata                   Regional Vice President
    5214 Cass Street
    Omaha, NE 68132

LW  Robert W. Lovelace                  Director

    Brendan T. Mahoney                  Regional Vice President
    29 Harvard Drive
    Sudbury, MA 01776

    Stephen A. Malbasa                  Director, Senior Vice President
    13405 Lake Shore Blvd.
    Cleveland, OH 44110

    Steven M. Markel                    Senior Vice President
    5241 South Race Street
    Greenwood Village, CO 80121

L   J. Clifton Massar                   Director, Senior Vice President

L   Christopher McCarthy                Assistant Vice President

    James R. McCrary                    Regional Vice President
    28812 Crestridge
    Rancho Palos Verdes, CA 90275

L   Scott F. McIntyre                   Senior Vice President

S   John V. McLaughlin                  Senior Vice President

L   Dan McMaster                        Assistant Vice President

    Terry W. McNabb                     Vice President
    2002 Barrett Station Road
    St. Louis, MO  63131

    Scott M. Meade                      Regional Vice President
    P.O. Box 122
    Rye Beach, NH 03871

    Monty L. Moncrief                   Regional Vice President
    55 Chandler Creek Court
    The Woodlands, TX 77381

(b)               (1)                                (2)
   Name and Principal                Positions and Offices
    Business Address                  with Underwriter
   ------------------                ---------------------

   William E. Noe                    Vice President
   304 River Oaks Road
   Brentwood, TN 37027

L  Heidi J. Novaes                   Vice President

   Peter A. Nyhus                    Vice President
   3084 Wilds Ridge Court
   Prior Lake, MN 55372

   Eric P. Olson                     Vice President
   62 Park Drive
   Glenview, IL 60025

   Jeffrey A. Olson                  Regional Vice President
   930 S. Cowley Street, #305
   Spokane, WA 99202

   Gary A. Peace                     Regional Vice President
   291 Kaanapali Drive
   Napa, CA 94558

   Samuel W. Perry                   Regional Vice President
   4730 East-Indian School Road
   Suite 120
   Phoenix, AZ 85018

   David K. Petzke                   Regional Vice President
   4016 Saint Lucia Street
   Boulder, CO 80301

   Fredric Phillips                  Senior Vice President
   175 Highland Avenue, 4th Floor
   Needham, MA 02494

B  Candance D. Pilgrim               Assistant Vice President

   Carl S. Platou                    Vice President
   7455 80th Place S.E.
   Mercer Island, WA 98040


   Gregory S. Porter                 Assistant Vice President
   630 Fifth Avenue, 36th Floor
   New York, NY 10111


S  Richard P. Prior                  Vice President

   Mark S. Reischmann                Regional Vice President
   5485 East Mineral Lane
   Littleton, CO 80122

   Steven J. Reitman                 Senior Vice President
   212 The Lane
   Hinsdale, IL 60521

   Brian A. Roberts                  Vice President
   418 S. Royal Street
   Alexandria, VA 22314

L  Julie D. Roth                     Vice President

L  James F. Rothenberg               Director

   Douglas F. Rowe                   Vice President
   414 Logan Ranch Road
   Georgetown, TX 78628

(b)               (1)                               (2)
   Name and Principal                Positions and Offices
    Business Address                   with Underwriter
   ------------------                ---------------------

   Christopher S. Rowey              Vice President
   10538 Cheviot Drive
   Los Angeles, CA 90064

H  Steve L. Rubin                    Vice President

   Dean B. Rydquist                  Senior Vice President
   1080 Bay Pointe Crossing
   Alpharetta, GA 30005

   Richard R. Samson                 Senior Vice President
   4604 Glencoe Avenue, # 4
   Marina del Rey, CA 90292

   Paul V. Santoro                   Regional Vice President
   17 Willow Street
   Boston, MA 02108

   Joseph D. Scarpitti               Vice President
   31465 St. Andrews
   Westlake, OH  44145

   Shane D. Schofield                Regional Vice President
   201 McIver Street
   Greenville, SC 29601

S  Sherrie L. Senft                  Vice President

L  R. Michael Shanahan               Director

L  Michael J. Sheldon                Assistant Vice President

   Daniel S. Shore                   Regional Vice President
   1715 North Vine Street
   Chicago, IL 60614

   Brad Short                        Regional Vice President
   1601 Seal Way
   Seal Beach, CA 90740

   David W. Short                    Chairman of the Board and
   1000 RIDC Plaza, Suite 212        Co-Chief Executive Officer
   Pittsburgh, PA 15238

   William P. Simon, Jr.             Senior Vice President
   912 Castlehill Lane
   Devon, PA 19333

L  Connie F. Sjursen                 Vice President

   Jerry L. Slater                   Regional Vice President
   4152 42nd Avenue, NE
   Seattle, WA 98105

   Rodney G. Smith                   Senior Vice President
   5520 Frankford Court
   Dallas, TX 75252

   Anthony L. Soave                  Regional Vice President
   5397 W. Rosebud Court, SE
   Kentwood, MI 49512

L  Therese L. Souiller               Vice President

   Nicholas D. Spadaccini            Vice President
   855 Markley Woods Way
   Cincinnati, OH  45230

L  Kristen J. Spazafumo              Assistant Vice President

(b)               (1)                                  (2)
   Name and Principal                Positions and Offices
    Business Address                   with Underwriter
   ------------------                ---------------------

   Daniel S. Spradling               Senior Vice President
   181 Second Avenue, Suite 228
   San Mateo, CA 94401

B  Raymond Stein                     Assistant Vice President


LW Eric H. Stern                     Director


   Brad Stillwagon                   Regional Vice President
   2438 Broadmeade Road
   Louisville, KY 40205


B  Max D. Stites                     Vice President

L  David K. Stone                    Assistant Vice President

   Thomas A. Stout                   Vice President
   1004 Ditchley Road
   Virginia Beach, VA 23451

   Craig R. Strauser                 Vice President
   3 Dover Way
   Lake Oswego, OR 97034

   Francis N. Strazzeri              Senior Vice President
   3021 Kensington Trace
   Tarpon Springs, FL 34689

L  Lisa F. Swaiman                   Senior Vice President

L  Libby J. Syth                     Assistant Vice President

L  Drew W. Taylor                    Vice President

   Gary J. Thoma                     Regional Vice President
   401 Desnoyer
   KauKauna, WI 54130

   Cynthia M. Thompson               Regional Vice President
   4 Franklin Way
   Ladera Ranch, CA 92694

L  James P. Toomey                   Vice President

I  Christopher E. Trede              Vice President

   George F. Truesdail               Senior Vice President
   400 Abbotsford Court
   Charlotte, NC 28270

   Scott W. Ursin-Smith              Vice President
   60 Reedland Woods Way
   Tiburon, CA 94920

   J. David Viale                    Regional Vice President
   39 Old Course Drive
   Newport Beach, CA 92660

L  Patricia A. Vogt                  Assistant Vice President

   Gerald J. Voss                    Regional Vice President
   The Pines at Four Hills
   3900 S. Southeastern Ave., #304
   Sioux Falls, SD 57103

L  Wendy A. Wainwright               Assistant Vice President

   Thomas E. Warren                  Vice President
   7347 Turnstone Road
   Sarasota, FL 34242

L  Debbie L. Wasilak                 Assistant Vice President

L  J. Kelly Webb                     Senior Vice President, Treasurer
                                     and Controller

(b)                 (1)                             (2)
     Name and Principal           Positions and Offices
     Business Address             with Underwriter
     ------------------           ---------------------

     Gregory J. Weimer            Vice President
     206 Hardwood Drive
     Venetia, PA 15367

B    Timothy W. Weiss             Director

SF   Gregory W. Wendt             Director

     George J. Wenzel             Regional Vice President
     251 Barden Road
     Bloomfield, MI 48304

H    J. D. Wiedmaier              Assistant Vice President

SF   N. Dexter Williams, Jr.      Senior Vice President

     Timothy J. Wilson            Vice President
     113 Farmview Place
     Venetia, PA 15367

B    Laura L. Wimberly            Vice President

H    Marshall D. Wingo            Director, Senior Vice President

L    Robert L. Winston            Director, Senior Vice President


     Kurt A. Wuestenberg          Regional Vice President
     975 Arboretum Drive
     Saline, MI 48176

     William R. Yost              Senior Vice President
     9320 Overlook Trail
     Eden Prairie, MN 55347

     Jonathan A. Young            Regional Vice President
     329 Downing Drive
     Chesapeake, VA 23322

     Scott D. Zambon              Regional Vice President
     2887 Piper Lane
     Tustin Ranch, CA 92782


-------------
L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821
S    Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016.

H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

(C)  Not Applicable

L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821
S    Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240


(c)  Not applicable


Item 30.  Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated there-under are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.


Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 11th day of October 2002.

                         LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                         (Registrant)
                         American Legacy III View

                         By: /s/ Ronald L. Stopher
                            ---------------------------------
                            Ronald L. Stopher
                            Vice President, The Lincoln National Life Insurance Company

                         THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                            (Depositor)

                         By: /s/ Ronald L. Stopher
                            ---------------------------------
                            Ronald L. Stopher
                            (Signature-Officer of Depositor)
                            Vice President, The Lincoln National Life
                            Insurance Company
                            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on October 11, 2002.

Signature                      Title
---------                      -----
*                               President and Director
 ----------------------------   (Principal Executive Officer)
 Jon A. Boscia


*                               Executive Vice President,
 ----------------------------   Chief Executive Officer of Lincoln Retirement,
 Lorry J. Stensrud              and Director


*                               Senior Vice President, Chief
 ----------------------------   Financial Officer and Director
 Janet Chrzan                   (Principal Accounting Officer and
                                Principal Financial Officer)


*                               Director
 ----------------------------
 Barbara S. Kowalczyk


*                               Executive Vice President,
 ----------------------------   Chief Executive Officer of
 John H. Gotta                  Life Insurance, and Director


*                               Director
 ----------------------------
 Richard C. Vaughan


                                Director
 ----------------------------
 Charles E. Haldeman, Jr.


*                               Chief Investment Officer and Director
 ----------------------------
 See Yeng Quek


*By /s/ Steven M. Kluever       Pursuant to a Power of Attorney
  ______________________
    Steven M. Kluever